Loss per share (Tables)	12 Months Ended
Dec. 31, 2023
Loss per common share
Schedule of loss per share

	12/31/2023	12/31/2022
Net loss for the year	(38,246)	(127,210)
Weighted average number of common shares	107,985,916	101,017,241
Basic and diluted net loss per common shares	(0.35)	(1.26)